Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	$ 481,196	¥ 3,139,804	¥ (1,793,710)	¥ (1,346,805)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investments	(9,962)	(65,000)	(98,000)	(213,303)
Placement of time deposits	(159,083)	(1,038,017)	(1,725,148)
Withdraw of time deposit	92,256	601,968	1,265,877
Placement of short-term investments	(16,134,783)	(105,279,461)	(7,998,736)	(5,737,600)
Withdraw of short-term investments	13,440,487	87,699,180	7,020,989	7,278,670
Net cash used in investing activities	(2,871,683)	(18,737,725)	(2,574,836)	(191,512)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible promissory note			168,070	150,000
Proceeds from IPO and concurrent private placements, net of issuance cost	1,691,139	11,034,685
Proceeds from follow-on offering, net of issuance cost	1,531,181	9,990,955
Net cash provided by financing activities	3,787,080	24,710,697	5,655,690	1,108,658
Cash, cash equivalents at beginning of the year		1,296,215
Cash, cash equivalents at end of the year	1,369,861	8,938,341	1,296,215
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	16,852	109,961	26,492	224,318
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs' subsidiaries	(1,533,623)	(10,006,889)	(4,384,396)	(1,099,424)
Purchase of long-term investments				(100,303)
Placement of time deposits			(1,725,148)
Withdraw of time deposit	71,039	463,527	1,265,877
Placement of short-term investments	(11,550,511)	(75,367,086)	(35,157)
Withdraw of short-term investments	9,264,740	60,452,428
Net cash used in investing activities	(3,748,355)	(24,458,020)	(4,878,824)	(1,199,727)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	590,197	3,851,034	5,254,333	958,658
Proceeds from issuance of convertible promissory note			168,070
Proceeds from IPO and concurrent private placements, net of issuance cost	1,691,139	11,034,685
Proceeds from follow-on offering, net of issuance cost	1,531,181	9,990,955
Net cash provided by financing activities	3,812,517	24,876,674	5,422,403	958,658
Effects of exchange rate changes on cash and cash equivalents	(3,104)	(20,248)	25,595	4,716
Net (decrease)/increase in cash, cash equivalents	77,910	508,367	595,666	(12,035)
Cash, cash equivalents at beginning of the year	98,239	641,007	45,341	57,376
Cash, cash equivalents at end of the year	$ 176,149	¥ 1,149,374	¥ 641,007	¥ 45,341